S000066407 [Member] Expense Example - S000066407 [Member] - C000214277 [Member]	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	952
Expense Example, with Redemption, 10 Years	$ 2,302